Employee Benefit Plan, Description of Plan (Details) - XCEL 401(k)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Forfeited Nonvested Account	$ 2,732
EBP Vested Account Balance at Distribution	1,000
EBP, Description of Plan
The following includes a brief description of the Xcel Energy 401(k) Savings Plan (the Plan). Participants should refer to the Plan document or Summary Plan Description for more complete information.

General — The Plan is a defined contribution benefit plan which provides eligible employees of Plan sponsor, Xcel Energy Inc., and its participating subsidiaries (Xcel Energy) the opportunity to contribute to a qualified retirement savings plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Xcel Energy contributes the employer matching contribution in cash. Participant deferrals and matching contributions are invested into one or more investment funds as elected by participants.

Plan and Trust Management — The Plan administrator is Xcel Energy who has authority to control and manage the operation and administration of the Plan. Plan assets are held by a trustee under a trust agreement as adopted by Xcel Energy. The Plan's assets invested in Xcel Energy Inc. common stock are held in the Xcel Energy Stock Fund within the Master Trust. (see Note 4). The Xcel Energy Stock Fund also holds an immaterial amount of cash equivalents for operational purposes. Individual participant accounts are valued daily based on the current fair value of each asset type. The Vanguard Group is the record keeper and Vanguard Fiduciary Trust Company (VFTC) serves as trustee for the Plan.

Transfer of Plan Assets — Assets are transferred amongst plans when an eligible participant moves from one benefit plan to another plan sponsored by Xcel Energy. In 2025, the Plan did not receive or transfer participant assets.

Eligibility — All full-time, part-time and temporary employees of Xcel Energy (with the exception of bargaining unit employees covered by a collective bargaining agreement that does not provide for participation in this Plan) are eligible to participate in the Plan as of their first day of employment.

Employee and Employer Contributions — The Plan allows participants to contribute a portion of their compensation as pre-tax and/or Roth 401(k) after-tax contributions, pre-tax and/or Roth 401(k) after-tax catch-up contributions, and allows pre-tax rollovers from other qualified retirement plans. The plan also allows for a discretionary employer matching contribution (see Note 3).

Vesting — Employee contributions, matching contributions made by Xcel Energy and earnings are immediately vested.

Distributions — Benefits may be distributed after termination of employment, disability or death (payable to the designated beneficiary) in the form of a single lump sum, direct rollover, partial lump sum or installments. Distributions from the Master Trust may be in the form of Xcel Energy Inc. common stock or cash based upon the election of the participant.

If the total amount of the participant’s vested account balance exceeds $1,000 at a distributive event, the participant may defer distribution until age 72, unless the participant consents to commence distribution at an earlier date. If the total amount is less than $1,000, the Plan Administrator will schedule a payment date and the amount will be distributed as soon as administratively possible. All vested account balances remaining in the Plan after the participant leaves Xcel Energy will be invested in accordance with the participant's election, with the ability to diversify at the discretion of the participant. The participant will continue to receive investment earnings or losses and dividend distributions until the account is completely distributed.

Participant Accounts — Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s contributions, company matching contributions, and Plan earnings as applicable. Participant accounts are also charged with withdrawals, an allocation of Plan losses as applicable, and per participant administrative expenses that are not paid by the Company. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Forfeited Amounts — There was $2,732 of forfeiture activity for the year ended Dec. 31, 2025. There was an immaterial amount in the forfeitures account as of Dec. 31, 2025.
Plan Termination — While Xcel Energy expects to continue the Plan, it reserves the right at its sole and absolute discretion to amend, modify, change or terminate the Plan, at any time, in whole or in part, for whatever reason it deems appropriate, subject to collective bargaining obligations. If Xcel Energy were to terminate the Plan, assets would be distributed in accordance with ERISA guidelines.

Administrative Expenses — Xcel Energy pays certain administrative expenses of the Plan. Certain investment advisory, trustee and recordkeeping fees are paid by the Plan or by the participant, as applicable. The Self-Directed Brokerage Option annual account maintenance fee, participant loan set-up fee, and annual loan maintenance fee are paid by the participant.

Xcel Energy Inc. Common Stock Dividends — Dividends paid on shares held in Xcel Energy Inc. common stock within the Master Trust are automatically reinvested in Xcel Energy Inc. common stock unless the participant elects to receive them as a taxable cash distribution.